Fair Value of Assets and Liabilities - Schedule of Class of Assets Measured at Fair Value (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Financial assets:
Contingent consideration	$ 8,704,606	$ 1,118,370
Financial liabilities:
Convertible promissory notes - derivative			$ 6,756,516	$ 868,079
Quoted prices in active markets for identical instruments (Level 1) [Member]
Financial assets:
Contingent consideration
Financial liabilities:
Convertible promissory notes - derivative
Significant observant inputs other than quoted prices (Level 2) [Member]
Financial assets:
Contingent consideration
Financial liabilities:
Convertible promissory notes - derivative
Significant unobservable inputs (Level 3) [Member]
Financial assets:
Contingent consideration	$ 8,704,606
Financial liabilities:
Convertible promissory notes - derivative			$ 6,756,516